Segment Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenues:
Policy charges		$ 2,749		$ 2,545		$ 2,361
Premiums		695		633		642
Net investment income		2,675		2,414		2,139
Total revenues		5,800		5,613		5,039
Income before federal income taxes and noncontrolling interests		1,448		901		904
Benefits and expenses:
Interest credited to policyholder account values		978		1,844		1,406
Benefits and claims		1,651		1,283		1,298
Amortization of DAC		423		392		433
Other expenses, net of deferrals		1,300		1,193		998
Total benefits and expenses		4,352		4,712		4,135
Less: net gain attributable to noncontrolling interest		168		96		91
Pre-tax operating earnings (loss)		1,448
Assets as of year end		179,078		181,189		155,638
Operating Segments [Member]
Revenues:
Policy charges		2,749		2,545		2,361
Premiums		695		633		642
Net investment income		2,675		2,414		2,139
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(11)		(318)		(299)
Other revenues		12	[2]	10	[2]	14	[3]
Total revenues		6,120		5,284		4,857
Benefits and expenses:
Interest credited to policyholder account values	[4]	1,465		1,376		1,245
Benefits and claims	[5]	1,484	[6]	1,422		1,277
Amortization of DAC		423		392		433
Other expenses, net of deferrals		1,300		1,193		998
Total benefits and expenses		4,672		4,383		3,953
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	(11)		(318)		(299)
Individual Products and Solutions (IPS) [Member]
Revenues:
Income before federal income taxes and noncontrolling interests		1,421		1,295		1,181
Benefits and expenses:
Pre-tax operating earnings (loss)		1,421		1,295		1,181
Assets as of year end		131,820		134,326		113,062
Individual Products and Solutions (IPS) [Member] | Operating Segments [Member]
Revenues:
Policy charges		2,623		2,428		2,254
Premiums		658		596		605
Net investment income		1,655		1,521		1,337
Other revenues	[2]	2		1
Total revenues		4,938		4,546		4,196
Benefits and expenses:
Interest credited to policyholder account values	[4]	847		783		684
Benefits and claims	[5]	1,387	[6]	1,395		1,245
Amortization of DAC		473		332		432
Other expenses, net of deferrals		810		741		654
Total benefits and expenses		3,517		3,251		3,015
Retirement Plans [Member]
Revenues:
Income before federal income taxes and noncontrolling interests		191		195		182
Benefits and expenses:
Pre-tax operating earnings (loss)		191		195		182
Assets as of year end		33,933		35,520		32,239
Retirement Plans [Member] | Operating Segments [Member]
Revenues:
Policy charges		126		117		107
Net investment income		835		835		791
Total revenues		961		952		898
Benefits and expenses:
Interest credited to policyholder account values	[4]	576		557		531
Amortization of DAC		(4)		6		4
Other expenses, net of deferrals		198		194		181
Total benefits and expenses		770		757		716
Corporate and Other [Member]
Revenues:
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(11)		(318)		(299)
Income before federal income taxes and noncontrolling interests		(164)		(589)		(459)
Benefits and expenses:
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	(11)		(318)		(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above		48		(54)		6
Less: net gain attributable to noncontrolling interest		(168)		(96)		(91)
Pre-tax operating earnings (loss)		(33)		(121)		(75)
Assets as of year end		13,325		11,343		10,337
Corporate and Other [Member] | Operating Segments [Member]
Revenues:
Premiums		37		37		37
Net investment income		185		58		11
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(11)		(318)		(299)
Other revenues		10	[2]	9	[2]	14	[3]
Total revenues		221		(214)		(237)
Benefits and expenses:
Interest credited to policyholder account values	[4]	42		36		30
Benefits and claims	[5]	97	[6]	27		32
Amortization of DAC		(46)		54		(3)
Other expenses, net of deferrals		292		258		163
Total benefits and expenses		385		375		222
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	$ (11)		$ (318)		$ (299)

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
[2]	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
[3]	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes)
[4]	Includes operating items (net realized gains and losses related to certain product hedges).
[5]	Excludes certain non-operating changes in variable annuity liabilities.
[6]	The unobservable input is not applicable to GMABs.